Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 13,169	$ 14,971	$ 17,477	$ 19,668	$ 23,463
Provision for credit losses	2,442	1,395	2,309	7,217	7,899
Interest income on certain impaired loans	(198)	(211)	(264)	(315)	(332)
Loan charge-offs	(4,454)	(4,724)	(6,410)	(10,973)	(13,615)
Loan recoveries	1,562	1,779	1,901	1,939	2,316
Net loan charge-offs	(2,892)	(2,945)	(4,509)	(9,034)	(11,299)
Allowance related to business combinations/other	(9)	(41)	(42)	(59)	(63)
Allowance for credit losses, ending balance	12,512	13,169	14,971	17,477	19,668
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,377	6,103
Provision for credit losses	908	342
Interest income on certain impaired loans	(17)	(20)
Loan charge-offs	(811)	(717)	(991)	(2,001)	(2,709)
Loan recoveries	424	673	776	779	740
Net loan charge-offs	(387)	(44)
Allowance related to business combinations/other	(9)	(4)
Allowance for credit losses, ending balance	6,872	6,377	6,103
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,792	8,868
Provision for credit losses	1,534	1,053
Interest income on certain impaired loans	(181)	(191)
Loan charge-offs	(3,643)	(4,007)	(5,419)	(8,972)	(10,906)
Loan recoveries	1,138	1,106	1,125	$ 1,160	$ 1,576
Net loan charge-offs	(2,505)	(2,901)
Allowance related to business combinations/other	0	(37)
Allowance for credit losses, ending balance	$ 5,640	$ 6,792	$ 8,868